Basis of preparation, Subsidiaries (Q1) (Details) - USD ($)	Oct. 16, 2023	Oct. 31, 2024	Oct. 29, 2024	Aug. 01, 2024	Jul. 31, 2024	Sep. 22, 2023	Aug. 22, 2023	Aug. 04, 2023	May 10, 2023	Nov. 10, 2022
Functional and Presentation Currencies [Abstract]
Warrants (in shares)			600,000	7,981,668		166,666	416,667	600,000	1,170,000
Marmota [Member]
Basis of Consolidation [Abstract]
Ownership percentage	10.00%									50.00%
Common shares returned for cancellation consideration amount	$ 19
DESG [Member]
Basis of Consolidation [Abstract]
Ownership interest in subsidiaries		100.00%			100.00%
Finco [Member]
Basis of Consolidation [Abstract]
Ownership interest in subsidiaries		100.00%			100.00%